Investments - Available-for-sale Securities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	$ 125,274	$ 127,119	$ 150,732
Debt securities, Gross Unrealized Gain	1	1	898
Debt securities, Gross Unrealized Losses	(14,642)	(16,919)	(1,847)
Debt securities, Estimated Fair Value	110,633	110,201	149,783
U.S. Government
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	7,220	7,833	20,723
Debt securities, Gross Unrealized Gain	0	0	74
Debt securities, Gross Unrealized Losses	(249)	(335)	(77)
Debt securities, Estimated Fair Value	6,971	7,498	20,720
State and local government
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	26,063	25,487	30,063
Debt securities, Gross Unrealized Gain	1	1	555
Debt securities, Gross Unrealized Losses	(3,866)	(4,672)	(189)
Debt securities, Estimated Fair Value	22,198	20,816	30,429
Corporate debt
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	35,070	35,347	30,808
Debt securities, Gross Unrealized Gain	0	0	88
Debt securities, Gross Unrealized Losses	(4,139)	(4,788)	(550)
Debt securities, Estimated Fair Value	30,931	30,559	30,346
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	21,150	21,742	28,652
Debt securities, Gross Unrealized Gain	0	0	10
Debt securities, Gross Unrealized Losses	(1,045)	(1,246)	(224)
Debt securities, Estimated Fair Value	20,105	20,496	28,438
Mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	28,524	29,194	33,178
Debt securities, Gross Unrealized Gain	0	0	105
Debt securities, Gross Unrealized Losses	(4,739)	(5,157)	(762)
Debt securities, Estimated Fair Value	23,785	24,037	32,521
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	3,413	3,414	1,659
Debt securities, Gross Unrealized Gain	0	0	31
Debt securities, Gross Unrealized Losses	(125)	(186)	0
Debt securities, Estimated Fair Value	3,288	3,228	1,690
Collateralized mortgage obligations
Debt Securities, Available-for-sale [Line Items]
Debt securities, Cost or Amortized Cost	3,834	4,102	5,649
Debt securities, Gross Unrealized Gain	0	0	35
Debt securities, Gross Unrealized Losses	(479)	(535)	(45)
Debt securities, Estimated Fair Value	$ 3,355	$ 3,567	$ 5,639